Portfolio of Investments – as of June 30, 2024 (Unaudited)
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 92.0% of Net Assets
	ABS Car Loan — 8.9%
$725,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.630%, 2/14/2028(a)	$730,900
3,185,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810%, 4/18/2028	3,157,051
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,124,732
910,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	911,278
3,860,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	3,664,312
4,318,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780%, 4/20/2028(a)	4,344,115
1,255,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	1,287,280
2,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	2,211,777
445,000	BofA Auto Trust, Series 2024-1A, Class A3, 5.350%, 11/15/2028(a)	446,302
815,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.530%, 1/18/2028	815,654
9,165,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.840%, 6/15/2028	9,214,784
500,000	CarMax Auto Owner Trust, Series 2020-3, Class C, 1.690%, 4/15/2026	499,046
1,485,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.940%, 12/15/2026	1,432,000
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,037,902
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	800,954
2,325,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	2,340,880
770,508	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	734,333
4,455,000	Carvana Auto Receivables Trust, Series 2021-P1, Class C, 1.530%, 3/10/2027	4,139,235
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	4,979,828
820,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	809,469
2,610,000	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	2,616,039
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,639,390
442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	438,582
2,800,000	Chase Auto Owner Trust, Series 2024-2A, Class A4, 5.480%, 11/26/2029(a)	2,834,969
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,065,121
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033(a)	4,340,152
380,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	384,583
1,105,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	1,108,502
72,389	DT Auto Owner Trust, Series 2021-2A, Class C, 1.100%, 2/16/2027(a)	72,153
822,000	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	817,708
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$90,603	Flagship Credit Auto Trust, Series 2021-2, Class B, 0.930%, 6/15/2027(a)	$90,399
2,045,000	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	2,024,902
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	329,314
2,375,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class C, 1.570%, 7/15/2027(a)	2,321,601
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,754,518
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	129,662
2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	2,449,101
510,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	506,236
985,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.640%, 8/15/2030(a)	986,008
1,695,000	GM Financial Automobile Leasing Trust, Series 2024-1, Class A3, 5.090%, 3/22/2027	1,687,632
1,725,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class D, 1.910%, 9/16/2027	1,721,426
1,060,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.100%, 3/16/2029	1,060,023
565,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	568,199
490,000	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/2032(a)	490,254
800,000	Hyundai Auto Receivables Trust, Series 2020-B, Class C, 1.600%, 12/15/2026	794,161
4,230,000	Hyundai Auto Receivables Trust, Series 2021-C, Class C, 1.660%, 6/15/2028	3,967,680
86,223	JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.875%, 9/25/2028(a)	85,859
1,635,000	LAD Auto Receivables Trust, Series 2021-1A, Class C, 2.350%, 4/15/2027(a)	1,586,759
2,655,000	LAD Auto Receivables Trust, Series 2023-2A, Class A3, 5.420%, 2/15/2028(a)	2,651,320
1,035,000	LAD Auto Receivables Trust, Series 2024-2A, Class C, 5.660%, 10/15/2029(a)	1,032,258
3,485,000	OneMain Direct Auto Receivables Trust, Series 2022-1A, Class A2, 30 day USD SOFR Average + 1.600%, 6.933%, 3/14/2029(a)(b)	3,500,393
2,985,000	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	3,020,038
629,998	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/2032(a)	626,710
247,652	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/2032(a)	247,553
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	505,852
1,610,000	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	1,608,358
575,000	SBNA Auto Lease Trust, Series 2024-A, Class A4, 5.240%, 1/22/2029(a)	573,410
710,000	SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.550%, 12/20/2028(a)	714,303
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	200,060
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	126,797

Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	$1,641,570
3,285,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,461,826
105,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	105,822
3,475,000	Westlake Automobile Receivables Trust, Series 2022-3A, Class B, 5.990%, 12/15/2027(a)	3,477,333
1,640,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	1,638,527
1,230,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class B, 5.620%, 3/15/2030(a)	1,229,274
1,980,000	World Omni Auto Receivables Trust, Series 2021-A, Class C, 0.890%, 8/16/2027	1,915,577
2,610,000	World Omni Auto Receivables Trust, Series 2021-B, Class C, 1.290%, 12/15/2027	2,493,563
500,000	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A4, 5.040%, 7/17/2028	497,104
947,163	World Omni Select Auto Trust, Series 2020-A, Class C, 1.250%, 10/15/2026	940,376
		120,760,789
	ABS Credit Card — 0.7%
3,700,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.040%, 9/20/2027(a)	3,726,027
595,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.230%, 7/17/2028(a)	598,293
2,815,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	2,835,530
1,395,000	Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, 3/15/2030	1,392,262
1,040,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/17/2031	1,046,016
		9,598,128
	ABS Home Equity — 6.3%
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	1,285,532
1,084,814	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	1,067,193
10,310	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	10,061
1,407,645	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 4.055%, 9/27/2060(a)(b)	1,377,497
910,000	FirstKey Homes Trust, Series 2020-SFR1, Class B, 1.740%, 8/17/2037(a)	866,898
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,425,503
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,286,889
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	4,942,545
1,905,000	GITSIT Mortgage Loan Trust, Series 2024-NPL1, Class A1, 7.466%, 6/25/2054(a)(b)	1,905,560
697,549	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.630%, 5/19/2034(b)(c)	639,548
1,411,852	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,181,177
5,974,724	Invitation Homes Trust, Series 2018-SFR4, Class B, 1 mo. USD SOFR + 1.364%, 6.694%, 1/17/2038(a)(b)	5,983,323
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$9,016,278	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.370%, 11/25/2048(a)(b)(c)(d)	$106,576
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,031,592
728,900	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	697,771
496,671	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	480,614
1,646,966	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,512,941
739,729	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	696,792
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.708%, 9/25/2057(a)(b)	3,759,810
16,231	Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 5A, 6.245%, 7/25/2035(b)(c)	13,762
1,311,993	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	1,190,892
725,831	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	668,506
170,349	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	155,693
64,579	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059(a)(b)	61,880
1,120,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027(a)	1,062,630
2,670,000	Progress Residential Trust, Series 2021-SFR2, Class C, 1.997%, 4/19/2038(a)	2,497,395
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,761,845
3,450,000	Progress Residential Trust, Series 2021-SFR4, Class C, 2.039%, 5/17/2038(a)	3,213,046
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	761,781
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,576,482
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	4,782,304
272,568	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	262,070
423,826	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	404,099
1,163,642	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	1,112,255
824	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 7/25/2024(c)	470
9,492	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 7/25/2024(c)	5,008
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 7/25/2024(c)	—
5,570,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	5,335,835
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,670,078
579,187	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	559,437
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,927,194

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	$4,929,726
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,548,162
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	3,980,002
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,190,034
1,677,416	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038(a)	1,603,376
1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	1,159,264
559,169	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.701%, 11/25/2036(b)(c)	465,151
		85,156,199
	ABS Other — 6.9%
1,595,000	AASET, Series 2024-1A, Class A2, 6.261%, 5/16/2049(a)	1,597,026
1,036,088	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	1,022,236
840,000	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	839,647
1,740,000	Affirm Asset Securitization Trust, Series 2023-B, Class 1A, 6.820%, 9/15/2028(a)	1,760,730
254,108	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.110%, 11/15/2028(a)	255,170
1,780,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	1,774,199
555,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	552,856
6,565,752	APL Finance DAC, Series 2023-1A, Class A, 7.000%, 7/21/2031(a)	6,570,171
510,000	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	512,330
253,891	BHG Securitization Trust, Series 2022-C, Class A, 5.320%, 10/17/2035(a)	253,439
1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	1,824,029
513,114	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	514,501
2,547,875	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	2,317,177
2,476,913	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	2,229,854
169,092	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046(a)	159,054
198,371	Chesapeake Funding II LLC, Series 2020-1A, Class C, 2.140%, 8/15/2032(a)	198,020
2,225,000	Chesapeake Funding II LLC, Series 2021-1A, Class B, 0.990%, 4/15/2033(a)	2,168,027
1,811,300	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045(a)	1,636,846
1,412,052	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	1,432,530
450,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	448,632
819,434	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	812,041
435,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	443,510
Principal Amount	Description	Value (†)
	ABS Other — continued
$645,000	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	$645,405
1,200,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	1,200,650
812,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class B, 0.720%, 12/15/2026(a)	792,431
2,325,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	2,121,332
1,749,135	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	1,671,720
2,983,593	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	3,006,425
520,689	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.750%, 9/15/2039(a)	527,695
1,203,083	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.500%, 3/25/2038(a)	1,210,209
445,248	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	409,393
84,562	HPEFS Equipment Trust, Series 2021-2A, Class C, 0.880%, 9/20/2028(a)	84,303
1,192,548	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	1,121,054
827,757	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	755,345
266,144	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043(a)	259,005
452,140	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	407,043
215,000	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	216,331
2,329,745	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	2,341,901
1,370,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	1,374,230
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	273,257
3,293,318	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	3,175,852
455,177	Mosaic Solar Loans LLC, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	451,266
254,823	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	236,131
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	787,286
580,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	580,309
5,400,000	OneMain Financial Issuance Trust, Series 2021-1A, Class B, 1.950%, 6/16/2036(a)	4,832,039
690,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	692,033
2,745,000	Republic Finance Issuance Trust, Series 2021-A, Class B, 2.800%, 12/22/2031(a)	2,568,354
1,635,000	SCF Equipment Leasing LLC, Series 2021-1A, Class B, 1.370%, 8/20/2029(a)	1,588,871
585,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A2, 5.880%, 11/20/2029(a)	585,116
1,055,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	1,071,335
234,545	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.320%, 7/20/2037(a)	226,822
186,440	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037(a)	177,994

Principal Amount	Description	Value (†)
	ABS Other — continued
$563,401	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	$558,335
2,604,063	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	2,334,084
160,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.960%, 9/15/2032(b)	159,775
129,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.930%, 9/15/2032(b)	128,605
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043(a)	4,933,873
1,680,103	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	1,534,319
884,223	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	851,729
402,632	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045(a)	377,039
607,100	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	608,300
1,480,467	TIF Funding II LLC, Series 2020-1A, Class A, 2.090%, 8/20/2045(a)	1,341,728
1,888,906	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 4/20/2049(a)	1,879,054
4,004,064	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,644,403
3,049,909	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	2,751,280
542,471	Welk Resorts LLC, Series 2019-AA, Class A, 2.800%, 6/15/2038(a)	532,111
2,178,941	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	2,180,506
2,833,964	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	2,582,685
2,177,741	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	1,933,867
1,325,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	1,348,751
		94,393,606
	ABS Student Loan — 2.1%
1,885,000	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	1,889,353
429,409	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	381,173
576,401	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	502,958
1,043,454	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	948,767
785,063	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	753,986
791,683	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	765,412
679,270	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	638,709
604,616	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	560,979
1,030,796	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	946,451
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,323,525
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$1,039,504	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	$940,248
1,211,624	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	1,070,495
992,314	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	872,047
1,496,099	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	1,501,110
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,354,772
334,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 5.245%, 6/15/2032(b)	331,943
63,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.940%, 6/15/2032(b)	62,612
117,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 5.260%, 3/15/2033(b)	116,146
1,752,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.870%, 3/15/2033(b)	1,739,205
97,235	SMB Private Education Loan Trust, Series 2016-C, Class A2A, 2.340%, 9/15/2034(a)	95,798
1,665,493	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 6.243%, 2/15/2036(a)(b)	1,661,086
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	107,380
819,459	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	795,109
2,348,819	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	2,280,382
615,137	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	542,279
508,697	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	459,480
1,255,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	1,261,211
230,857	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041(a)	225,555
2,827,980	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	2,648,708
1,531,677	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 2/15/2047(a)	1,304,320
		28,081,199
	ABS Whole Business — 0.3%
837,900	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	797,434
478,800	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	490,070
3,850,560	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,530,355
		4,817,859
	Agency Commercial Mortgage-Backed Securities — 10.3%
4,461,804	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,898,721
1,635,125	Federal Home Loan Mortgage Corp., 3.700%, 5/01/2037	1,469,100

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$29,202,972	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K040, Class X1, 0.773%, 9/25/2024(b)(c)(d)	$12,690
65,493,073	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K047, Class X1, 0.211%, 5/25/2025(b)(c)(d)	54,342
36,499,920	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K051, Class X1, 0.624%, 9/25/2025(b)(c)(d)	166,850
15,555,635	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, 0.756%, 11/25/2025(b)(c)(d)	102,648
9,049,099	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, 1.004%, 12/25/2025(b)(c)(d)	88,666
15,604,476	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.281%, 1/25/2026(b)(c)(d)	212,998
6,812,831	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.464%, 3/25/2026(b)(c)(d)	133,218
25,932,554	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.292%, 7/25/2026(b)(c)(d)	444,496
7,988,298	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 1.032%, 8/25/2026(b)(c)(d)	123,522
23,938,341	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.416%, 9/25/2026(b)(c)(d)	120,594
86,865,672	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.179%, 10/25/2026(b)(c)(d)	140,433
18,269,425	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.757%, 11/25/2029(b)(d)	515,033
17,446,056	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.643%, 1/25/2030(b)(d)	1,178,760
11,438,622	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.707%, 1/25/2030(b)(d)	810,506
13,711,524	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.810%, 3/25/2030(b)(d)	1,049,220
14,413,125	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.329%, 8/25/2030(b)(d)	848,779
254,460,487	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.251%, 1/25/2032(b)(d)	2,637,229
32,666,877	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.407%, 2/25/2032(b)(d)	663,693
79,147,681	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.403%, 3/25/2032(b)(d)	1,554,302
35,863,002	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.450%, 4/25/2055(b)(d)	829,834
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$45,999,460	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.436%, 4/25/2032(b)(d)	$1,050,090
19,759,362	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.430%, 6/25/2055(b)(d)	439,049
66,567,489	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.352%, 6/25/2054(b)(d)	1,155,811
51,502,063	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.488%, 6/25/2032(b)(d)	1,323,706
82,255,881	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.403%, 8/25/2032(b)(d)	1,682,133
103,126,086	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.446%, 9/25/2032(b)(d)	2,433,817
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.330%, 11/25/2032(b)(d)	1,550,910
3,359,861	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.990%, 8/25/2034(b)(c)(d)	187,646
20,580,599	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.699%, 10/25/2034(b)(d)	853,436
52,028,070	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.628%, 5/25/2035(b)(d)	6,010,985
53,761,047	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.436%, 7/25/2035(b)(d)	5,308,742
13,958,105	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 1.098%, 1/25/2031(b)(d)	637,320
95,618,862	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 1.094%, 8/25/2036(b)(d)	7,679,791
122,776,492	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.156%, 8/25/2033(b)(d)	501,603
49,998	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 30 day USD SOFR Average + 0.654%, 5.979%, 12/25/2028(b)	50,157
15,889	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF66, Class A, 30 day USD SOFR Average + 0.634%, 5.959%, 7/25/2029(b)	15,923
22,776,292	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.306%, 8/25/2025(b)(c)(d)	16,687
21,919,292	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.246%, 12/25/2026(b)(c)(d)	54,259
5,724,412	Federal National Mortgage Association, 4.030%, 10/01/2033	5,396,377
1,665,000	Federal National Mortgage Association, 4.090%, 7/01/2034	1,567,153

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$23,022,137	Federal National Mortgage Association, Series 2019-M17, Class X, 0.417%, 8/25/2034(b)(d)	$349,833
13,792,327	Federal National Mortgage Association, Series 2020-M33, Class X, 1.997%, 6/25/2028(b)(d)	560,551
16,147,292	Federal National Mortgage Association, Series 2020-M37, Class X, 1.115%, 4/25/2032(b)(d)	702,536
15,563,518	Federal National Mortgage Association, Series 2020-M43, Class X1, 2.012%, 8/25/2034(b)(d)	1,038,066
324,004,026	FREMF Mortgage Trust, Series 2018-K156, Class X2A, 0.100%, 7/25/2036(a)(d)	1,847,795
15,078,086	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.731%, 6/25/2041(b)(d)	330,445
23,929,001	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.681%, 8/25/2041(b)(d)	625,150
89,463,074	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.103%, 11/25/2041(b)(d)	807,494
2,903,953	Government National Mortgage Association, Series 2006-46, 0.489%, 4/16/2046(b)(c)(d)	28,639
1,329,895	Government National Mortgage Association, Series 2006-51, 0.941%, 8/16/2046(b)(c)(d)	25,855
4,000,000	Government National Mortgage Association, Series 2008-52, Class E, 6.041%, 8/16/2042(b)	4,027,876
262,799	Government National Mortgage Association, Series 2008-80, Class E, 5.674%, 8/16/2042(b)	260,842
3,766,955	Government National Mortgage Association, Series 2009-114, 0.001%, 10/16/2049(b)(c)(d)	259
1,605,572	Government National Mortgage Association, Series 2010-124, 1.017%, 12/16/2052(b)(c)(d)	25,331
224,536	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	8,689
1,442,565	Government National Mortgage Association, Series 2011-119, 0.170%, 8/16/2051(b)(c)(d)	2,055
3,174,008	Government National Mortgage Association, Series 2011-121, Class ZA, 6.500%, 8/16/2051	3,208,481
599,615	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	4,423
17,104,577	Government National Mortgage Association, Series 2012-142, 0.175%, 4/16/2054(b)(c)(d)	48,100
3,571,646	Government National Mortgage Association, Series 2012-23, 0.240%, 6/16/2053(b)(c)(d)	23,061
4,389,736	Government National Mortgage Association, Series 2012-55, 0.000%, 4/16/2052(b)(c)(d)	43
542,673	Government National Mortgage Association, Series 2012-70, 0.094%, 8/16/2052(b)(c)(d)	211
4,960,249	Government National Mortgage Association, Series 2012-79, 0.352%, 3/16/2053(b)(c)(d)	43,681
19,063,334	Government National Mortgage Association, Series 2012-85, 0.329%, 9/16/2052(b)(c)(d)	148,043
755,042	Government National Mortgage Association, Series 2013-175, 0.160%, 5/16/2055(b)(c)(d)	1,508
2,092,263	Government National Mortgage Association, Series 2014-101, 0.570%, 4/16/2056(b)(c)(d)	31,345
9,405,348	Government National Mortgage Association, Series 2014-130, Class IB, 0.201%, 8/16/2054(b)(c)(d)	58,073
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$7,142,523	Government National Mortgage Association, Series 2014-24, Class IX, 0.130%, 1/16/2054(b)(c)(d)	$22,726
4,922,776	Government National Mortgage Association, Series 2014-70, 0.449%, 3/16/2049(b)(c)(d)	65,569
3,281,243	Government National Mortgage Association, Series 2014-86, 0.433%, 4/16/2056(b)(c)(d)	38,058
13,276,713	Government National Mortgage Association, Series 2015-120, 0.609%, 3/16/2057(b)(c)(d)	265,659
9,337,971	Government National Mortgage Association, Series 2015-146, Class IB, 0.176%, 7/16/2055(b)(c)(d)	42,847
5,397,512	Government National Mortgage Association, Series 2015-171, 0.835%, 11/16/2055(b)(c)(d)	163,421
5,109,539	Government National Mortgage Association, Series 2015-189, Class IG, 0.608%, 1/16/2057(b)(c)(d)	139,339
3,597,538	Government National Mortgage Association, Series 2015-21, 0.699%, 7/16/2056(b)(c)(d)	100,911
10,860,082	Government National Mortgage Association, Series 2015-32, 0.576%, 9/16/2049(b)(d)	231,947
6,887,422	Government National Mortgage Association, Series 2015-6, 0.465%, 2/16/2051(b)(c)(d)	95,979
2,615,360	Government National Mortgage Association, Series 2015-68, 0.330%, 7/16/2057(b)(c)(d)	35,924
10,896,162	Government National Mortgage Association, Series 2015-70, 0.565%, 12/16/2049(b)(c)(d)	212,463
5,136,766	Government National Mortgage Association, Series 2015-73, 0.441%, 11/16/2055(b)(c)(d)	71,029
16,434,093	Government National Mortgage Association, Series 2016-132, 0.622%, 7/16/2056(b)(c)(d)	368,206
6,506,435	Government National Mortgage Association, Series 2016-143, 0.949%, 10/16/2056(c)(d)	315,044
21,750,991	Government National Mortgage Association, Series 2017-168, 0.544%, 12/16/2059(b)(d)	763,386
23,782,790	Government National Mortgage Association, Series 2017-90, 0.723%, 1/16/2059(b)(d)	962,630
4,274,924	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	275,352
10,634,298	Government National Mortgage Association, Series 2018-2, 0.705%, 12/16/2059(b)(d)	456,015
32,175,114	Government National Mortgage Association, Series 2018-82, 0.482%, 5/16/2058(b)(d)	1,004,838
18,991,771	Government National Mortgage Association, Series 2018-96, 0.461%, 8/16/2060(b)(d)	611,174
9,438,200	Government National Mortgage Association, Series 2019-75, 0.854%, 12/16/2060(b)(d)	556,364
6,955,478	Government National Mortgage Association, Series 2019-94, 0.955%, 8/16/2061(b)(c)(d)	418,356
45,201,054	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,598,550
18,893,301	Government National Mortgage Association, Series 2020-128, 0.914%, 10/16/2062(b)(d)	1,238,135
32,399,914	Government National Mortgage Association, Series 2020-130, 1.014%, 8/16/2060(b)(d)	2,224,095
39,905,273	Government National Mortgage Association, Series 2020-136, 1.014%, 8/16/2062(b)(d)	2,840,366
36,891,110	Government National Mortgage Association, Series 2020-172, 1.152%, 9/16/2062(b)(d)	2,839,239
15,730,075	Government National Mortgage Association, Series 2020-174, 0.846%, 1/16/2063(b)(d)	982,845

Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$36,158,206	Government National Mortgage Association, Series 2020-179, 1.010%, 9/16/2062(b)(d)	$2,415,838
43,448,583	Government National Mortgage Association, Series 2020-197, 0.948%, 10/16/2062(b)(d)	2,883,222
34,209,222	Government National Mortgage Association, Series 2020-26, 0.704%, 10/15/2061(b)(d)	1,596,787
9,082,068	Government National Mortgage Association, Series 2021-10, 0.986%, 5/16/2063(b)(d)	634,909
40,847,283	Government National Mortgage Association, Series 2021-106, 0.859%, 4/16/2063(b)(d)	2,670,963
40,164,500	Government National Mortgage Association, Series 2021-12, 0.955%, 3/16/2063(b)(d)	2,536,790
44,290,854	Government National Mortgage Association, Series 2021-128, 1.000%, 6/16/2061(b)(d)	2,870,499
54,210,065	Government National Mortgage Association, Series 2021-132, Class BI, 0.923%, 4/16/2063(b)(d)	3,669,696
52,168,933	Government National Mortgage Association, Series 2021-133, 0.881%, 7/16/2063(b)(d)	3,412,161
53,662,015	Government National Mortgage Association, Series 2021-144, 0.825%, 4/16/2063(b)(d)	3,025,196
11,080,065	Government National Mortgage Association, Series 2021-145, 0.771%, 7/16/2061(b)(d)	648,162
47,337,892	Government National Mortgage Association, Series 2021-151, 0.918%, 4/16/2063(b)(d)	3,151,094
50,235,505	Government National Mortgage Association, Series 2021-163, 0.801%, 3/16/2064(b)(d)	2,909,269
20,178,292	Government National Mortgage Association, Series 2021-180, 0.913%, 11/16/2063(b)(d)	1,419,926
55,938,577	Government National Mortgage Association, Series 2021-186, 0.764%, 5/16/2063(b)(d)	3,143,189
37,200,382	Government National Mortgage Association, Series 2021-20, 1.149%, 8/16/2062(b)(d)	2,928,340
33,974,530	Government National Mortgage Association, Series 2021-33, 0.842%, 10/16/2062(b)(d)	2,134,015
29,583,950	Government National Mortgage Association, Series 2021-40, 0.821%, 2/16/2063(b)(d)	1,811,070
45,324,649	Government National Mortgage Association, Series 2021-52, 0.720%, 4/16/2063(b)(d)	2,433,209
49,163,011	Government National Mortgage Association, Series 2022-166, 0.792%, 4/16/2065(b)(d)	3,074,665
27,783,169	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,663,003
		140,152,084
	Collateralized Mortgage Obligations — 4.6%
1,444,762	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	1,345,404
153,577	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	20,730
47,367	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	7,337
291,603	Federal Home Loan Mortgage Corp., Series 3013, Class AS, REMICS, 3.582%, 5/15/2035(b)(c)	285,021
2,197,563	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 1.753%, 5/15/2036(b)(c)(d)	202,312
656,200	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 1.173%, 10/15/2036(b)(c)(d)	50,070
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$736,457	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 0.803%, 2/15/2038(b)(c)(d)	$51,453
248,422	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 2.350%, 2/15/2038(b)(c)	246,486
233,404	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 3.537%, 2/15/2038(b)(c)	218,904
787,876	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.565%, 6/15/2048(b)(d)	709,608
289,904	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.035%, 12/15/2036(b)(c)(d)	283,435
867,522	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 1.053%, 10/15/2040(b)(c)(d)	65,487
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 0.000%, 2/15/2041(b)(c)	112,894
871,974	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 0.453%, 9/15/2041(b)(c)(d)	54,812
1,154,580	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 0.000%, 8/15/2040(b)	1,052,624
784,391	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 0.703%, 8/15/2032(b)(c)(d)	35,601
4,189,936	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 0.703%, 11/15/2042(b)(c)(d)	433,301
2,366,168	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 0.311%, 6/15/2039(b)(c)(d)	172,610
1,051,294	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	186,040
3,232,561	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 0.653%, 4/15/2047(b)(c)(d)	241,307
1,246,593	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	228,524
2,823,988	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	431,138
6,980,430	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.831%, 4/15/2042(b)(d)	1,132,079
141,914	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.385%, 11/25/2044(b)(d)	27,914
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	279,173
14,917,590	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.466%, 12/15/2048(b)(d)	1,048,617
295,291	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.894%, 4/25/2052(b)(d)	11,282

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$582,747	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	$553,188
800,346	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 4.437%, 6/25/2035(b)(c)	847,812
688,717	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 4.217%, 6/25/2036(b)(c)	742,900
28,551	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 1.850%, 8/25/2036(b)(c)(d)	2,657
195,079	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 5.751%, 8/25/2036(b)(c)	230,728
525,855	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.505%, 8/25/2038(b)	501,706
140,078	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 3.945%, 11/25/2038(b)(c)	133,694
550,349	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.483%, 3/25/2039(b)(c)	494,305
81,335	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.164%, 12/25/2039(b)(c)	67,631
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.000%, 11/25/2040(b)	237,116
2,150,181	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 0.400%, 6/25/2041(b)(c)(d)	154,296
1,144,479	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 1.050%, 3/25/2042(b)(c)(d)	110,268
811,544	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 0.500%, 3/25/2042(b)(c)(d)	48,596
2,689,924	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 0.550%, 9/25/2042(b)(c)(d)	213,058
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 0.000%, 7/25/2043(b)(c)	300,859
1,262,026	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 1.150%, 11/25/2043(b)(c)(d)	123,446
1,374,110	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 0.700%, 8/25/2042(b)(c)(d)	84,896
3,929,891	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	535,165
9,720,568	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 0.600%, 4/25/2044(b)(c)(d)	921,310
699,949	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 0.600%, 5/25/2044(b)(c)(d)	45,486
314,730	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 0.000%, 5/25/2041(b)(c)	286,813
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$6,185,260	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 0.650%, 4/25/2046(b)(c)(d)	$352,400
1,238,832	Federal National Mortgage Association, Series 2016-26, Class KL, REMICS, 0.000%, 11/25/2042(b)	862,562
6,755,180	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 0.650%, 10/25/2034(b)(d)	345,757
8,375,643	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 0.650%, 9/25/2046(b)(d)	413,656
5,349,635	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 0.650%, 9/25/2046(b)(d)	272,976
3,390,753	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 0.650%, 11/25/2046(b)(c)(d)	233,985
3,465,557	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 0.650%, 11/25/2046(b)(c)(d)	236,460
3,894,544	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 1.200%, 12/25/2046(b)(d)	288,562
5,479,460	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 0.700%, 4/25/2047(b)(c)(d)	326,966
34,989,114	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.000%–4.718%, 8/25/2047(b)(d)	1,089,806
9,852,844	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	1,855,113
2,827,061	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	573,713
13,233,544	Federal National Mortgage Association, Series 2021-24, REMICS, 1.117%, 3/25/2059(b)(d)	794,602
202,231	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	26,241
53,010	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	8,562
212,690	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	30,232
138,434	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	19,281
508,357	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	88,484
210,856	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	36,772
117,109	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	20,860
271,389	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	49,726
114,642	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	22,975
125,150	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	21,163
176,725	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	35,399
155,081	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	24,846

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$76,344	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	$12,378
101,937	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	17,720
60,459	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	11,224
17,979	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	3,270
545,252	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	89,649
189,469	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	36,167
102,903	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	11,919
128,875	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	8,174
87,586	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	16,052
13,781	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	3,009
374,637	Government National Mortgage Association, Series 2009-65, Class NZ, 5.500%, 8/20/2039(c)	372,031
73,942	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 6.122%, 2/20/2060(b)(c)	73,048
29,095	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 5.787%, 5/20/2059(b)(c)	28,615
59,269	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 5.787%, 10/20/2060(b)	59,104
67,074	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 5.937%, 12/20/2060(b)(c)	66,319
27,324	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 5.937%, 3/20/2061(b)	27,294
26,114	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 6.037%, 10/20/2061(b)(c)	25,854
52,430	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 5.880%, 10/20/2061(b)(c)	51,798
4,132	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	3,669
294,509	Government National Mortgage Association, Series 2012-H22, Class HD, 5.311%, 1/20/2061(b)(c)	289,149
1,804	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD SOFR + 0.714%, 4.600%, 10/20/2062(b)(c)	1,768
105,383	Government National Mortgage Association, Series 2012-H24, Class HI, 1.216%, 10/20/2062(b)(c)(d)	7,203
96,859	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 5.757%, 1/20/2063(b)(c)	93,484
27,130	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	25,740
972,819	Government National Mortgage Association, Series 2013-H13, Class SI, 1.300%, 6/20/2063(b)(c)(d)	31,570
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$2,244,942	Government National Mortgage Association, Series 2013-H16, Class AI, 1.504%, 7/20/2063(b)(c)(d)	$53,747
483,861	Government National Mortgage Association, Series 2013-H18, Class EI, 1.929%, 7/20/2063(b)(c)(d)	33,276
309,432	Government National Mortgage Association, Series 2013-H18, Class JI, 1.320%, 8/20/2063(b)(c)(d)	5,964
81,080	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 6.037%, 8/20/2063(b)(c)	80,272
2,587,808	Government National Mortgage Association, Series 2014-H24, Class HI, 0.916%, 9/20/2064(b)(c)(d)	48,065
2,721,996	Government National Mortgage Association, Series 2015-152, Class PI, 4.000%, 10/20/2045(c)(d)	428,399
6,682,077	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.447%, 10/20/2064(b)	6,600,816
134,687	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	129,237
641,131	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	616,294
8,760	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 5.717%, 5/20/2063(b)(c)	8,297
6,620	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 5.637%, 4/20/2063(b)(c)	6,347
348,505	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.969%, 3/20/2065(b)(c)	338,705
1,212	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 6.137%, 10/20/2065(b)(c)	1,169
147,594	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.572%, 9/20/2065(b)(c)	137,830
2,663	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 6.117%, 8/20/2061(b)(c)	2,566
1,444,312	Government National Mortgage Association, Series 2016-17, Class GT, 0.000%, 8/20/2045(b)	1,151,467
389,131	Government National Mortgage Association, Series 2016-23, Class PA, 5.551%, 7/20/2037(b)(c)	377,703
8,376,584	Government National Mortgage Association, Series 2016-H01, Class AI, 0.223%, 1/20/2066(b)(c)(d)	238,070
11,688,175	Government National Mortgage Association, Series 2016-H09, Class JI, 1.337%, 4/20/2066(b)(c)(d)	379,596
91,849	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.417%, 8/20/2063(b)(c)	86,277
76,726	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.293%, 8/20/2066(b)(c)	73,063
12,648	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.897%, 6/20/2061(b)(c)	11,328

Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,227,952	Government National Mortgage Association, Series 2017-128, 0.978%, 12/16/2056(b)(c)(d)	$218,914
3,900,120	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	484,489
1,482,052	Government National Mortgage Association, Series 2017-H05, Class AI, 0.976%, 1/20/2067(b)(c)(d)	60,522
7,348,615	Government National Mortgage Association, Series 2018-110, 0.603%, 1/16/2060(b)(c)(d)	311,968
11,734,596	Government National Mortgage Association, Series 2018-129, 0.619%, 7/16/2060(b)(d)	472,959
11,482,550	Government National Mortgage Association, Series 2018-143, 0.496%, 10/16/2060(b)(d)	573,634
4,622,911	Government National Mortgage Association, Series 2018-H16, Class CZ, 4.263%, 5/20/2068(b)	4,230,030
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	209,724
17,260,558	Government National Mortgage Association, Series 2019-116, 0.622%, 12/16/2061(b)(d)	791,345
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	241,865
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 0.097%, 2/20/2044(b)(c)(d)	863,328
2,023,326	Government National Mortgage Association, Series 2019-44, Class BS, 0.597%, 4/20/2049(b)(c)(d)	142,641
8,790,413	Government National Mortgage Association, Series 2019-45, Class FL, 1 mo. USD SOFR + 0.814%, 4.500%, 4/20/2049(b)	8,223,643
8,589,395	Government National Mortgage Association, Series 2019-70, Class SK, 0.547%, 8/20/2043(b)(d)	717,567
2,223,272	Government National Mortgage Association, Series 2019-H02, Class BZ, 4.240%, 1/20/2069(b)	1,998,243
2,198,845	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050, IO(c)(d)	372,870
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	877,161
21,012,804	Government National Mortgage Association, Series 2020-34, 5.000%, 12/20/2039(d)	3,969,810
11,096,300	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,509,452
39,379,726	Government National Mortgage Association, Series 2021-H03, 0.000%, 4/20/2070(b)(c)(d)	80,818
6,744,144	Government National Mortgage Association, Series 2021-H08, Class IA, 0.008%, 1/20/2068(b)(c)(d)	27,107
1,866,492	Government National Mortgage Association, Series 2021-H17, 0.138%, 3/20/2070(b)(c)(d)	18,462
		63,172,440
	Mortgage Related — 41.4%
7,072,249	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	5,679,495
1,475,273	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,184,724
6,588,930	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,397,729
1,909,086	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	1,563,021
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$7,551,790	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	$6,687,091
17,520,570	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	16,033,321
1,150,214	Federal National Mortgage Association, 2.000%, 10/01/2050	885,904
302,234	Federal National Mortgage Association, 2.000%, 12/01/2050	232,776
4,025,056	Federal National Mortgage Association, 2.500%, 6/01/2050	3,334,653
3,963,453	Federal National Mortgage Association, 2.500%, 6/01/2050	3,267,292
3,521,455	Federal National Mortgage Association, 2.500%, 6/01/2050	2,916,345
5,202,348	Federal National Mortgage Association, 2.500%, 9/01/2050	4,316,956
4,006,135	Federal National Mortgage Association, 2.500%, 10/01/2050	3,299,140
9,354,773	Federal National Mortgage Association, 2.500%, 1/01/2052	7,656,294
84,431,871	Federal National Mortgage Association, 2.500%, 2/01/2052	69,154,511
5,135,564	Federal National Mortgage Association, 2.500%, 2/01/2052	4,205,123
9,343,750	Federal National Mortgage Association, 2.500%, 12/01/2061	7,341,453
113,775,348	Federal National Mortgage Association, 2.500%, 3/01/2062	89,429,090
43,265,389	Federal National Mortgage Association, 2.500%, 3/01/2062	33,994,007
21,456,504	Federal National Mortgage Association, 2.500%, 3/01/2062	16,858,499
85,154,407	Federal National Mortgage Association, 2.500%, 5/01/2062	66,906,323
1,661,122	Federal National Mortgage Association, 3.000%, 10/01/2047	1,445,856
2,083,316	Federal National Mortgage Association, 3.000%, 7/01/2049	1,798,645
34,598,412	Federal National Mortgage Association, 3.000%, 2/01/2052	29,654,260
34,502,963	Federal National Mortgage Association, 3.000%, 2/01/2052	29,594,768
28,296,852	Federal National Mortgage Association, 3.000%, 6/01/2052	24,103,352
3,382,231	Federal National Mortgage Association, 3.000%, 6/01/2063	2,808,881
37,708,414	Federal National Mortgage Association, 3.500%, 9/01/2062	32,813,572
455,559	Federal National Mortgage Association, 4.000%, 1/01/2052	414,255
8	Government National Mortgage Association, 5.470%, 11/20/2059(b)	8
130,270	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.642%, 8/20/2068(b)(c)	120,680
2,467,666	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,320,741
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	1,975,195
8,000,000	Uniform Mortgage-Backed Security, TBA, 2.500%, 7/01/2054(e)	6,531,562

Principal Amount	Description	Value (†)
	Mortgage Related — continued
$58,000,000	Uniform Mortgage-Backed Security, TBA, 6.000%, 7/01/2054(e)	$58,160,860
21,000,000	Uniform Mortgage-Backed Security, TBA, 6.500%, 7/01/2054(e)	21,372,422
		563,458,804
	Non-Agency Commercial Mortgage-Backed Securities — 10.5%
3,720,000	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,259,608
3,525,000	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,129,943
1,770,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,529,297
3,649,000	Bank, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,109,781
785,000	Bank, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	635,367
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,504,805
2,140,000	Bank, Series 2024-5YR6, Class AS, 6.790%, 5/15/2057(b)	2,229,204
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	952,413
4,045,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 7.584%, 10/15/2037(a)(b)	4,041,642
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,098,319
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,628,235
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,374,226
2,235,000	BPR Trust, Series 2022-OANA, Class A, 1 mo. USD SOFR + 1.898%, 7.227%, 4/15/2037(a)(b)	2,235,000
3,620,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 8.329%, 5/15/2039(a)(b)	3,646,308
1,860,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.561%, 8/15/2039(a)(b)	1,861,639
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 7.169%, 1/17/2039(a)(b)	2,727,663
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	449,033
1,761,359	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	1,694,526
2,163,882	Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	2,155,209
3,110,000	Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	3,063,063
332,131	Commercial Mortgage Trust, Series 2016-DC2, Class ASB, 3.550%, 2/10/2049	327,452
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,477,743
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,768,691
3,600,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	2,845,282
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,088,432
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,520,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	$2,583,472
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 6.594%, 10/15/2043(a)(b)	5,110,430
3,249,904	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 6.524%, 7/15/2038(a)(b)	3,237,717
3,313,450	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.144%, 7/15/2038(a)(b)	3,305,195
360,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(b)	350,186
3,676,207	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	2,865,111
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	4,938,381
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.790%, 6/10/2047(b)	1,444,842
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,498,409
2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	2,251,632
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,501,718
881,533	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.686%, 12/15/2047(a)(b)	811,884
2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	2,830,139
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	687,382
3,134,955	Med Trust, Series 2021-MDLN, Class A, 1 mo. USD SOFR + 1.064%, 6.394%, 11/15/2038(a)(b)	3,128,100
462,848	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class B, 4.420%, 6/15/2047(b)	441,651
472,557	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044(a)(b)	453,502
3,285,000	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035(a)(b)	3,164,137
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,196,086
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,772,505
1,134,739	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,032,612
3,475,000	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class C, 3.704%, 3/11/2031(a)(b)	2,989,761
1,700,120	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)	1,213,557
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(c)(f)	3,929,900

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$400,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 1 mo. USD SOFR + 2.186%, 7.515%, 5/15/2037(a)(b)	$402,000
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,230,764
551,139	Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class ASB, 3.400%, 6/15/2048	546,377
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,780,991
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,472,333
726,111	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class AS, 4.358%, 8/15/2046(b)	679,635
253,984	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class AS, 4.176%, 5/15/2047	244,585
535,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	499,833
		142,427,708
	Total Bonds and Notes (Identified Cost $1,379,597,251)	1,252,018,816

Collateralized Loan Obligations — 6.0%
2,225,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.186%, 7/20/2034(a)(b)	2,226,339
3,000,000	AGL CLO 3 Ltd., Series 2020-3A, Class A, 3 mo. USD SOFR + 1.562%, 6.890%, 1/15/2033(a)(b)	3,003,636
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 7/20/2031(a)(b)	5,259,483
595,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3 mo. USD SOFR + 1.932%, 7.260%, 7/15/2031(a)(b)	597,070
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3 mo. USD SOFR + 1.662%, 6.990%, 1/15/2031(a)(b)	3,839,218
4,275,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class BR, 3 mo. USD SOFR + 2.000%, 7.328%, 4/20/2037(a)(b)	4,291,985
1,385,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 2.600%, 7.927%, 11/22/2031(a)(b)	1,386,301
2,675,000	Greystone CRE Notes Ltd., Series 2021-HC2, Class A, 1 mo. USD SOFR + 1.914%, 7.243%, 12/15/2039(a)(b)	2,644,714
3,497,500	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3 mo. USD SOFR + 1.742%, 7.066%, 4/20/2031(a)(b)	3,496,154
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 7.086%, 4/20/2031(a)(b)	2,991,661
2,350,000	Magnetite XXIX Ltd., Series 2021-29A, Class B, 3 mo. USD SOFR + 1.662%, 6.990%, 1/15/2034(a)(b)	2,350,670
2,075,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.240%, 7/15/2034(a)(b)	2,079,052
2,560,000	Neuberger Berman Loan Advisers CLO 40 Ltd., Series 2021-40A, Class B, 3 mo. USD SOFR + 1.662%, 6.989%, 4/16/2033(a)(b)	2,560,000
5,280,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3 mo. USD SOFR + 1.812%, 7.129%, 1/17/2032(a)(b)	5,282,149
Principal Amount	Description	Value (†)

$2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 7.059%, 4/16/2031(a)(b)	$2,042,708
4,045,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class BR, 3 mo. USD SOFR + 1.862%, 7.186%, 4/21/2034(a)(b)	4,066,267
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.236%, 7/02/2035(a)(b)	4,209,895
5,300,000	OHA Credit Funding 8 Ltd., Series 2021-8A, Class B1, 3 mo. USD SOFR + 1.762%, 7.089%, 1/18/2034(a)(b)	5,308,223
575,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.287%, 5/21/2034(a)(b)	576,400
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 6.705%, 4/20/2035(a)(b)	3,802,181
1,035,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3 mo. USD SOFR + 1.662%, 6.986%, 4/20/2034(a)(b)	1,034,978
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class B, 3 mo. USD SOFR + 1.912%, 7.236%, 4/20/2034(a)(b)	7,655,080
5,900,000	TICP CLO VII Ltd., Series 2017-7A, Class BR2, 3 mo. USD SOFR + 1.900%, 7.229%, 4/15/2033(a)(b)	5,930,951
3,830,000	Verde CLO Ltd., Series 2019-1A, Class BR, 3 mo. USD SOFR + 1.862%, 7.190%, 4/15/2032(a)(b)	3,816,392
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 7.288%, 10/18/2031(a)(b)	1,317,055
	Total Collateralized Loan Obligations (Identified Cost $81,416,229)	81,768,562

Loan Participations — 0.1%
	ABS Other — 0.1%
1,247,608	Harbour Aircraft Investments Ltd., 4.000%, 11/15/2037	1,108,657
	Total Loan Participations (Identified Cost $1,240,537)	1,108,657

Short-Term Investments — 7.9%
53,707,029	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2024 at 3.500% to be repurchased at $53,722,694 on 7/01/2024 collateralized by $55,335,600 U.S. Treasury Note, 4.125% due 6/15/2026 valued at $54,781,192 including accrued interest(g)	53,707,029
25,000,000	U.S. Treasury Bills, 5.218%, 10/01/2024(h)(i)	24,667,139
29,800,000	U.S. Treasury Bills, 5.233–5.236%, 9/03/2024(i)(j)	29,522,344
	Total Short-Term Investments (Identified Cost $107,896,327)	107,896,512
	Total Investments — 106.0% (Identified Cost $1,570,150,344)	1,442,792,547
	Other assets less liabilities — (6.0)%	(81,789,644)
	Net Assets — 100.0%	$1,361,002,903

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, the value of Rule 144A holdings amounted to
$439,481,283 or 32.3% of net assets.

(b)
Variable rate security. Rate as of June 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)
When-issued/delayed delivery. The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund take delivery of the security. No interest accrues to the Fund until the transaction settles. Delayed delivery transactions include those designated as To Be Announced
("TBAs") in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund's NAV as if the Fund's had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

(f)	Non-income producing security.
(g)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of June 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(j)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At June 30, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	9/19/2024	909	$99,162,785	$99,975,797	$813,012
CBOT U.S. Long Bond Futures	9/19/2024	137	15,997,601	16,208,813	211,212
CBOT Ultra Long Term U.S. Treasury Bond Futures	9/19/2024	188	23,247,953	23,564,625	316,672
Ultra 10-Year U.S. Treasury Notes Futures	9/19/2024	553	62,080,319	62,782,781	702,462
Total					$2,043,358
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of June 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$83,915,623	$1,240,576	$85,156,199
Agency Commercial Mortgage-Backed Securities	—	135,488,188	4,663,896	140,152,084
Collateralized Mortgage Obligations	—	44,935,893	18,236,547	63,172,440
Mortgage Related	—	563,338,124	120,680	563,458,804
Non-Agency Commercial Mortgage-Backed Securities	—	138,497,808	3,929,900	142,427,708
All Other Bonds and Notes(a)	—	257,651,581	—	257,651,581
Total Bonds and Notes	—	1,223,827,217	28,191,599	1,252,018,816
Collateralized Loan Obligations	—	81,768,562	—	81,768,562
Loan Participations(a)	—	1,108,657	—	1,108,657
Short-Term Investments	—	107,896,512	—	107,896,512
Total Investments	—	1,414,600,948	28,191,599	1,442,792,547
Futures Contracts (unrealized appreciation)	2,043,358	—	—	2,043,358
Total	$2,043,358	$1,414,600,948	$28,191,599	$1,444,835,905

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2023 and/or June 30, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2024
Bonds and Notes
ABS Home Equity	$135,220	$(14,260)	$(11,060)	$(21,549)	$222,495	$(426,671)	$1,356,401	$ —	$1,240,576	$(31,601)
Agency Commercial Mortgage- Backed Securities	5,924,820	(899,979)	(22,027,901)	21,704,509	29,681,216	(29,686,127)	661,082	(693,724)	4,663,896	1,028,899
Collateralized Mortgage Obligations	19,637,469	(605,129)	(17,009,715)	17,803,673	32,173,469	(33,317,666)	463,769	(909,323)	18,236,547	1,201,612
Mortgage Related	113,942	—	—	2,784	3,954	—	—	—	120,680	2,784
Non-Agency Commercial Mortgage- Backed Securities	3,825,900	—	—	104,000	—	—	—	—	3,929,900	104,000
Total	$29,637,351	$(1,519,368)	$(39,048,676)	$39,593,417	$62,081,134	$(63,430,464)	$2,481,252	$(1,603,047)	$28,191,599	$2,305,694
Debt securities valued at $1,603,047 were transferred from Level 3 to Level 2 during the period ended June 30, 2024. At September 30, 2023, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service was unable to price the securities. At June 30, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.
Debt securities valued at $2,481,252 were transferred from Level 2 to Level 3 during the period ended June 30, 2024. At September 30, 2023, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At June 30, 2024, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of June 30, 2024, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$1,221,336

Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
		Market Discount	Discount Rate	5.00%	$19,240
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	4,343,380
		Market Discount	Discount Rate	3.00%	320,516
	Collateralized Mortgage Obligations[1]			1.00%	16,708,097
		Market Discount	Discount Rate	3.00%	1,528,450
	Mortgage Related[1]	Market Discount	Discount Rate	1.00%	120,680
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	18 months
			Loss Adjusted Spread	10%	3,929,900
	Total				$28,191,599

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of June 30, 2024, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of June 30, 2024:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$2,043,358
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.

Industry Summary at June 30, 2024 (Unaudited)
Mortgage Related	41.4%
Non-Agency Commercial Mortgage-Backed Securities	10.5
Agency Commercial Mortgage-Backed Securities	10.3
ABS Car Loan	8.9
ABS Other	7.0
ABS Home Equity	6.3
Collateralized Mortgage Obligations	4.6
ABS Student Loan	2.1
Other Investments, less than 2% each	1.0
Collateralized Loan Obligations	6.0
Short-Term Investments	7.9
Total Investments	106.0
Other assets less liabilities (including futures contracts)	(6.0)
Net Assets	100.0%